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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07832
Columbia National Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia National Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 82.7%
EDUCATION – 3.3%
Education – 3.3%
IL Educational Facilities Authority
	Depaul University, Series 2003 C,
	Insured: AMBAC
	5.000% 09/01/18	250,000	261,647
		Education Total	261,647
		EDUCATION TOTAL	261,647
HEALTH CARE – 0.5%
Hospitals – 0.5%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	4.600% 10/01/09	40,000	41,676
		Hospitals Total	41,676
	HEALTH CARE TOTAL		41,676
HOUSING – 0.1%
Single-Family – 0.1%
CO Housing Finance Authority
	Single Family, Series 1999
	4.875% 04/01/07	5,000	5,020
		Single-Family Total	5,020
		HOUSING TOTAL	5,020
OTHER – 21.1%
Pool / Bond Bank – 6.8%
KS Development Finance Authority	5.000% 04/01/10	250,000	271,100
MS Development Bank, Natchez
	Convention Center Project, Insured: AMBAC
	6.500% 07/01/13	230,000	276,591
		Pool / Bond Bank Total	547,691
Refunded/Escrowed(a) – 14.3%
AK Municipal Bond Bank Authority
	Series C, Insured: MBIA,
	Pre-refunded 09/15/10,
	5.500% 09/15/10	100,000	111,439
IL Madison & St. Clair Counties School District No. 010,
	Collinsville School Building,
	Insured: FGIC,
	Pre-refunded 02/01/11,
	5.500% 02/01/12	250,000	279,710

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/escrowed(a) – (continued)
NY New York City
	Pre-refunded 05/15/10, Series 2000 A
	6.000% 05/15/21	225,000	257,369
TX Laredo Sports Venue Sales Tax
	Insured: FGIC, Pre-refunded 03/15/09,
	5.750% 03/15/13	200,000	219,354
WI Marshall School District
	Series 2002 A, Insured: FGIC,
	Pre-refunded, 03/01/12,
	5.000% 03/01/14	250,000	275,722
	Refunded/Escrowed Total		1,143,594
		OTHER TOTAL	1,691,285
RESOURCE RECOVERY – 3.3%
Disposal – 3.3%
AR Little Rock Waste Disposal Revenue
	Series 2002, Insured: MBIA
	5.000% 05/01/16	250,000	266,100
		Disposal Total	266,100
	RESOURCE RECOVERY TOTAL		266,100
TAX-BACKED – 40.5%
Local Appropriated – 5.4%
IN West Lafayette Industrial Building Corp.
	First Mortgage, Police Station Project,
	Insured: FGIC
	5.000% 07/15/18	250,000	269,850
SC Charleston County
	Certificates of Participation, Series 2004,
	Insured: MBIA
	5.000% 12/01/10	150,000	162,378
		Local Appropriated Total	432,228
Local General Obligations – 17.5%
IL Chicago Park District Aquarium & Museum
	Insured: FGIC
	5.800% 01/01/18	150,000	164,955

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
LA Calcasieu Parish School District No. 31
	Public School Improvement, Series 2000,
	Insured: FGIC
	5.500% 05/01/16	250,000	274,052
OH Oak Hills Local School District
	Insured: MBIA
	7.200% 12/01/09	100,000	116,709
SC Charleston County
	School District, Series 2001,
	Insured: FSA
	5.000% 02/01/18	200,000	215,226
TN Lawrenceburg Public Building Authority
	Electric System Public Works, Series C,
	Insured: FSA
	5.500% 07/01/16	295,000	327,238
TX Magnolia Independent School District
	Insured: PSFG
	5.250% 08/15/17	280,000	306,370
	Local General Obligations Total		1,404,550
Special Non-Property Tax – 8.9%
CA State Economic Recovery
	Series 2004 A, Insured: MBIA
	5.000% 07/01/11	200,000	220,216
IL Chicago Motor Fuel Tax Revenue
	Series 2003 A, Insured: AMBAC
	5.250% 01/01/17	250,000	275,385
OK Okmulgee County
	1st Mortgage, Insured: MBIA
	6.000% 03/01/15	200,000	218,006
	Special Non-Property Tax Total		713,607
State Appropriated – 3.5%
KY State Property & Buildings Commission Revenues
	Series 2001,
	5.250% 11/01/11	250,000	278,223
		State Appropriated Total	278,223
State General Obligations – 5.2%
NV Colorado River Commission
	Hoover Dam Project, Series 2002,
	Insured: FSA
	5.375% 10/01/14	250,000	281,710
OR State Veterans Welfare
	Series 75,
	5.875% 10/01/18	10,000	10,242

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Public Finance Corp.
	Commonwealth Appropriation, Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30(b)	110,000	122,188
	State General Obligations Total		414,140
		TAX-BACKED TOTAL	3,242,748
TRANSPORTATION – 1.5%
Transportation – 1.5%
IL Regional Transportation Authority
	Series A, Insured: AMBAC
	6.400% 06/01/12	100,000	116,579
		Transportation Total	116,579
	TRANSPORTATION TOTAL		116,579
UTILITIES – 12.4%
Joint Power Authority – 1.4%
WY Municipal Power Agency
	Power Supply Refunding, Series 1998,
	Insured: MBIA
	5.250% 01/01/11	100,000	108,260
	Joint Power Authority Total		108,260
Municipal Electric – 7.3%
CA State Department of Water Resource
	Power Supply Revenue, Series 2002,
	Insured: AMBAC
	5.000% 05/01/16	250,000	270,970
TN Metropolitan Government Nashville
	Series 2002 A, Insured: AMBAC
	5.125% 10/01/13	285,000	315,005
		Municipal Electric Total	585,975

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 3.7%
OH State Water Development Authority Revenue
	Fresh Water, Series 2001 B,
	Insured: FSA
	5.500% 12/01/18	250,000	294,850
		Water & Sewer Total	294,850
		UTILITIES TOTAL	989,085

	Total Municipal Bonds (cost of $6,253,428)		6,614,140

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	1	1

	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligation – 15.5%
VARIABLE RATE DEMAND NOTES (c) – 15.5%
FL Alachua County Health Facilities Authority Continuing Care
	Oak Hammock University, Series 2002 A,
	2.000% 10/01/32	140,000	140,000
	LOC: BNP Paribas
IA Higher Education Loan Authority Revenue
	Loras College, Series 2000,
	2.560% 11/01/30	100,000	100,000
	LOC: LaSalle Bank N.A.
IL Health Facilities Authority
	OSF Healthcare System, Series 2002,
	2.000% 11/15/27	100,000	100,000
	LOC: Fifth Third Bank
MN Higher Education Facilities Authority
	St. Olaf College, Series 2000 H,
	2.000% 10/01/30	500,000	500,000
	LOC: Harris Trust & Savings Bank
MN Mankato
	Bethany Lutheran College, Inc., Series 2000 B,
	2.050% 11/01/15
	LOC: Wells Fargo Bank	100,000	100,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc., Series 1997,
	2.000% 04/01/10	200,000	200,000

	Par ($)		Value ($)
Short-Term Obligation – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
	Chevron U.S.A., Inc., Project Series 1993,
	LOC: Harris Trust & Savings Bank
	2.500% 08/15/20	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,240,000

	Total Short-Term Obligation (cost of $1,240,000)		1,240,000

	Total Investments – 98.2% (cost of $7,493,429)(d)(e)		7,854,141

	Other Assets & Liabilities, Net – 1.8%		142,738

	Net Assets – 100.0%		7,996,879

Notes to Investment Portfolio:

*

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	The interest rate shown on a floating rate or variable rate securities reflect the rate as of May 31, 2005.

(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2005.

(d)	Cost for federal income tax purpose is 7,493,429.

(e)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

		Net
Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation
363,589	(2,877)	360,712

% of
Insurer	Total Investments
Ambac Assurance Corp.	20.8%
Financial Guaranty Insurance Co.	18.8
MBIA Insurance Corp.	15.3
Financial Security Assurance, Inc.	14.2
Permanent School Fund Guaranteed	3.8
72.9

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligations
LOC	Letter of Credit.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia National Municipal Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005